SUBSEQUENT EVENTS (Details) (parenthetical) - Interactive Motion Technologies Inc [Member]	1 Months Ended
Apr. 21, 2016 shares
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	23,650,000
Subsequent Event [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	23,650,000